Alison Ryan

Assistant Vice President

Managing Assistant General Counsel II

Office of General Counsel

Phone: 949-219-3268

Alison.Ryan@pacificlife.com

December 1, 2023

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for Pacific Protector Plus VUL Flexible Premium Variable Universal Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable universal life insurance policy, Pacific Protector Plus VUL, which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to "Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. IC-13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Pacific Protector Plus VUL. The prospectus for Pacific Protector Plus VUL is based on, and is substantially similar to the Pacific Protector VUL policy (“Protector”), File No. 333-260417 and Pacific Admiral VUL (“Admiral”), File No. 333-238780. The primary differences between Protector and this product is the removal of the Flexible Duration No-Lapse Guarantee Rider and the Conversion Rider. This product also reflects the addition of indexed fixed options, which are reflected in Admiral.

The Staff previously reviewed the majority of the Pacific Protector Plus VUL disclosure in connection with its review of the Protector Initial Registration Statement filed October 22, 2021, Pre-Effective Amendment No. 1, filed February 7, 2022, Pre-Effective Amendment No. 2, filed July 21, 2022, and Pre-Effective Amendment No.3, filed October 17, 2022.

The inclusion of indexed fixed options was reviewed by the Staff in the Admiral Initial Registration Statement filed May 29, 2020, Pre-Effective Amendment No. 1, filed August 26, 2020, Pre-Effective Amendment No. 2, filed on September 25, 2020, Pre-Effective Amendment No. 3, filed on October 14, 2023, and Pre-Effective Amendment No. 4, filed on October 16, 2023. Please note that the Staff recently reviewed Admiral in connection with the Company’s Rule 485(a) filing to become compliant with Rule 498A in Post-Effective Amendment No. 538, filed on February 2, 2022.

We also incorporated applicable Staff Comments provided in connection with Legacy Survivorship VUL 333-267433 from the Initial Registration Statement filed September 15, 2022, Pre-Effective Amendment

Securities and Exchange Commission

Registration Statement for Pacific Protector Plus VUL on behalf of Pacific Life

December 1, 2023

No. 1, filed February 1, 2023, Pre-Effective Amendment No. 2, filed April 28, 2023, and Pre-Effective Amendment No. 3, filed May 26, 2023.

All previously filed documents are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Pacific Protector Plus VUL prospectus marked to show where disclosure differs materially from that in the Protector VUL prospectus. The prospectus disclosure included in Protector differs materially as follows:

1.	Indexed Fixed Options (same as Admiral);

2.	No Flexible No-Lapse Guaranteed Rider;

3.	No Conversion Rider;

4.	Will not offer an Additional Credit; and

5.	Inclusion of edits to reflect the Staff’s prior comments to Legacy Survivorship.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We are targeting an effective date for this Registration Statement to be on or about May 1, 2024.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-3268.

Sincerely,

/s/ Alison Ryan

Alison Ryan